Note 15 - Other Long-term Liabilities - Assumptions (Details)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Retirement Indemnity Plans, France [Member]
Discount rate	1.60%	2.20%	1.90%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Discount rate	0.60%	1.00%	1.00%
Salary increase	2.50%	2.00%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	14	16	16